Group Companies (Tables)	12 Months Ended
Dec. 31, 2020
Group Companies
Schedule of Group Companies

		Country of	% Equity	% Equity
Company	Principal Activities	Incorporation	Interest 2020	Interest 2019
Parent Company
Calliditas Therapeutics AB	Research and development of pharmaceuticals	Sweden	—	—

Subsidiaries
Nefecon AB	Administration of incentive programs issued by the Parent Company	Sweden	100%	100%
Calliditas Therapeutics Inc	Pre-commercialization activities in the United States	United States	100%	100%
Genkyotex SA	Research and development of pharmaceuticals	France	86.2%	—
Genkyotex Suisse SA	Research and development of pharmaceuticals	Switzerland	—	—